ISSUED DEBT INSTRUMENTS AND OTHER FINANCIAL LIABILITIES (Details) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Subtotals	$ 242,030	$ 240,016
Subtotals	709,365	7,326,372
Issued debt instruments and other financial liabilities	7,335,683	7,566,388
Mortgage Finance Bonds [Member]
Disclosure of financial liabilities [line items]
Subtotals	34,479	46,251
Senior bonds [Member]
Disclosure of financial liabilities [line items]
Subtotals	6,186,760	6,416,274
Mortgage Bonds [Member]
Disclosure of financial liabilities [line items]
Subtotals	99,222	104,182
Subordinated Bonds [Member]
Disclosure of financial liabilities [line items]
Subtotals	773,192	759,665
Obligations To Public Sector [Member]
Disclosure of financial liabilities [line items]
Subtotals	59,470	61,490
Other Domestic Obligations [Member]
Disclosure of financial liabilities [line items]
Subtotals	175,389	175,028
Foreign Obligations [Member]
Disclosure of financial liabilities [line items]
Subtotals	$ 7,171	$ 3,498